Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Short term deposits, interest rate	4.20%	0.60%
Monthly deposits of employees	8.33%
Severance payment calculation, description	Chinese subsidiary: The Chinese subsidiary liability for severance pay for its local employees is calculated in accordance with the Chinese law. The severance payment is calculated as the product of A x B, where A is the lower of a) most recent monthly salary paid to employees or b) cap of RMB 24,633 (approximately $3,600), and B is the length of employment in the Company (years). The Company does not make deposits in third party funds, hence, records the potential liability within Other long-term liabilities in the balance sheet.
Deferred revenue	$ 0	$ 54
Revenues recognized	54	76
Internal sales commissions recorded In sales and marketing expense	$ 615	790	$ 412
Expected dividend yield	0
Cash and cash equivalents	$ 20,024	56,791
Short-term deposits	128,363	117,568
Operating lease liabilities				$ 4,900
Equity Investee [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other assets	$ 17	$ 17